Liquidity and Going Concern Assessment (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended	6 Months Ended
	Oct. 03, 2022	Jun. 07, 2022	Dec. 29, 2022	Jun. 30, 2023	Jul. 31, 2023
Entered into financing agreement
Liquidity and Going Concern Assessment
Maximum borrowing capacity					$ 20.0
ADS | Entered into financing agreement
Liquidity and Going Concern Assessment
Maximum borrowing capacity					$ 20.0
Lincoln Park Purchase Agreement | ADS
Liquidity and Going Concern Assessment
Maximum aggregate value of shares to sell		$ 40.0
Period of Agreement (in months)		36 months
Maximum value of shares to sell in a single value of shares to sell in a single transaction		$ 1.5
Market price above which purchase agreement depends on (in $ per share)		$ 0.50
Number of shares issued as commitment fee		428,572
Value of shares issued as commitment fee		$ 1.2
At-The-Market Issuance Sales Agreement
Liquidity and Going Concern Assessment
Percentage of commission to be paid	3.00%
Shares sold (in shares)				3,160,208
Net proceeds				$ 6.0
At-The-Market Issuance Sales Agreement | ADS
Liquidity and Going Concern Assessment
Maximum aggregate value of shares to sell	$ 14.4
Percentage of commission to be paid	3.00%
Threshold period of prior notice to terminate agreement	10 days
Shares sold (in shares)			118,852
Net proceeds			$ 0.3
Value of remaining number of shares under the agreement				$ 3.5